Financing Agreement (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
First closing Debenture [Member]
Financial Agreement [Line Items]
Fair value of shares of common stock/Warrant - NIS		$ 0.43
Expected volatility		64.56%
Discount on lack of marketability		20.40%
Risk free interest rate		0.17%
Expected term (years)		1 year 9 months 25 days
Expected dividend yield		0.00%
Second closing Debenture [Member]
Financial Agreement [Line Items]
Fair value of shares of common stock/Warrant - NIS		$ 0.43
Expected volatility		61.29%
Discount on lack of marketability		20.20%
Risk free interest rate		0.19%
Expected term (years)		2 years
Expected dividend yield		0.00%
Warrants [Member]
Financial Agreement [Line Items]
Fair value of shares of common stock/Warrant - NIS	$ 0.0955
Expected volatility	63.79%
Risk free interest rate	1.47%
Expected term (years)	4 years 3 months 29 days
Expected dividend yield	0.00%